BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets acquired and liabilities assumed (Weezmo) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity			$ (440)	$ (418)	$ 686
Weezmo Technologies Ltd
Disclosure of detailed information about business combination [line items]
The Cash to Two of the Sellers		$ 300
Liabilities incurred		2,937
The liability for the arrangement that includes the Put Options and Call Options		2,386
Total consideration		5,623
Amounts recognized on acquisition date:
Cash and cash equivalents		202
Trade and other receivables		98
Property, plant and equipment		3
Trade payables		(25)
Other Payables		(240)
Technology		769
Customer relations		2,478
Deferred tax liability		(747)
Total identifiable assets, net		2,538
Goodwill	[1]	4,615
Less non-controlling interests	[2]	(1,530)
Total consideration		5,623
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid		(100)
Cash and cash equivalents of subsidiary included in consolidated for the first time		202
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity		$ 102

[1]	Goodwill is not deductible for tax purposes and arises mainly from projected synergies with activities of the Group and from workforce that does not qualify for recognition as a separate asset.
[2]	Non-controlling interests were measured at fair value on acquisition date.